CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (5,783,685)	$ (2,871,643)	$ (5,135,618)	$ (4,440,103)	$ (11,496,178)	$ (17,279,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	7,260	7,260	15,155	33,014	33,014
Amortization of financing costs	193,893	0	13,091	0	13,091	849,774
Amortization of debt discount	937,477	0	655,881	0	655,881	950,568
Gain on disposal of equipment	0	1,129	1,129	(3,750)	(2,621)	(2,621)
Loss on stock issuance	0	0	672,414	0	672,414	672,414
Stock issued for services	65,550	0	1,637,696	0	1,637,696	1,703,246
Stock-based compensation	681,622	75,178	383,604	656,252	1,065,031	1,746,653
Non-cash interest expense related to warrants and derivatives	0	378,590	0	642,646	763,316	763,316
Non-cash interest expense related to convertible notes	0	0				0
Change in fair value of warrant and derivative liabilities	256,882	(504,078)	(485,006)	(439,369)	(877,406)	(620,524)
Gain on settlement of convertible note and warrants	0	0	0	0	(137,632)	(137,632)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(162,039)	30,688	(166,025)	(305,280)	(501,523)	(663,561)
Accounts payable	738,701	848,252	1,184,118	1,058,792	3,390,658	4,129,359
Accrued liabilities	419,997	81,792	77,477	65,375	195,027	615,024
Related party liabilities	24,764	0	(147)	(65,232)	(143,787)	(119,023)
Net cash provided by (used in) operating activities	(2,626,838)	(1,952,832)	(1,154,126)	(2,815,514)	(4,733,019)	(7,359,857)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	0	0	(4,688)	(40,392)	(40,392)
Acquisition of other assets	(34,000)	10,000	(55,000)	0	(55,000)	(89,000)
Security deposit write-off	0	0	(1,000)	0	(1,000)	(1,000)
Net cash used in investing activities	(34,000)	10,000	(56,000)	(4,688)	(96,392)	(130,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	3,822,500	365,690	1,413,430	805,000	2,670,978	6,493,478
Repayment of borrowings	0	0	(47,000)	0	(147,000)	(147,000)
Proceeds from issuance of common stock	0	1,326,852	0	1,793,920	1,797,941	1,797,941
Proceeds from the issuance of stock options	0	0	0	200,818	200,818	200,818
Proceeds from issuance of convertible preferred stock	0	250,000	0	0	540,000	540,000
Payments on notes payable and accrued interest	(300,715)	0				(300,715)
Payments on convertible notes and accrued interest	(3,000)	0				(3,000)
Costs of financings	0	0	0	(26,187)	(76,187)	(76,187)
Proceeds from sale of warrant	0	0	0	0	35	35
Net cash provided by financing activities	3,518,785	1,942,542	1,366,430	2,773,551	4,986,585	8,505,370
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	857,947	(290)	156,304	(46,651)	157,174	1,015,121
CASH AND CASH EQUIVALENTS - Beginning of period	157,174	870	870	47,521	0	0
CASH AND CASH EQUIVALENTS - End of period	1,015,121	580	157,174	870	157,174	1,015,121
NONCASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for prepaid expenses	0	0	31,188	0	31,188	31,188
Stock issued to acquire other assets	79,000	0	477,143	0	477,143	556,143
Stock issued to satisfy accounts payable and accrued expenses	1,295,423	0	560,808	0	560,808	1,856,231
Stock issued for notes payable	1,350,000	0				1,350,000
Stock issued for convertible debt	1,198,466	0	964,982	0	964,982	2,163,448
Stock issued for warrant obligations	78,000	0				78,000
Stock to be issued for preferred dividends	(12,416)	0				(12,416)
Notes payable issued for accounts payable	160,715	0				160,715
Reclassification of warrants to APIC			2,032	0	2,032
Convertible notes issued for payables and accrued liabilities	201,090	284,343	69,226	0	69,226	660,789
Payables forgiven for property and equipment	0	0	10,000	0	10,000	10,000
Preferred stock issued in lieu of payment of payable	0	0	250,000	0	250,000	250,000
Issuance of convertible notes in lieu of payment of payable			305,932	69,226	459,699
Issuance of convertible notes in lieu of payment interest	0	0	702	0	702	702
Debt discount for derivative conversion feature	2,178,467	0				2,178,467
Issuance of warrants to investors	0	0	0	0	371,180	371,180
Preferred stock warrants reclassified from liabilities to equity	0	2,032	0	0	39,142	39,142
Intrinsic value of beneficial conversion feature	0	0	224,985	0	224,985	224,985
Bifurcation of derivatives embedded in convertible notes	$ 0	$ 0	$ 0	$ 0	$ 548,053	$ 548,053